SEGMENT INFORMATION	6 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

12.   SEGMENT INFORMATION

The tables present information with respect to the Group´s reporting segments:

	Seed and
	integrated	Crop	Crop
Period ended December 31, 2023	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	53,777,458	127,029,466	75,020,367	255,827,291
Royalties	649,341	—	—	649,341
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	77,353	141,457	119,318	338,128
Total	54,504,152	127,170,923	75,139,685	256,814,760

Cost of sales	(36,216,288)	(81,249,196)	(42,860,834)	(160,326,318)
Gross profit per segment	18,287,864	45,921,727	32,278,851	96,488,442
% Gross margin	34%	36%	43%	38%

	Seed and
	integrated	Crop	Crop
Period ended December 31, 2022	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	29,226,197	116,263,527	74,993,171	220,482,895
Royalties	909,067	—	—	909,067
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	56,530	140,620	154,327	351,477
Total	30,191,794	116,404,147	75,147,498	221,743,439

Cost of sales	(13,606,348)	(79,703,474)	(41,507,315)	(134,817,137)
Gross profit per segment	16,585,446	36,700,673	33,640,183	86,926,302
% Gross margin	55%	32%	45%	39%

As of the current period, changes in the net realizable value of agricultural products after harvest have been excluded from segment information since those results depend on market fluctuations which are beyond the Group’s operating control. The Group has recast the comparative amounts.